Derivatives - Schedule of Outstanding and Matured Interest Rate Swaps (Details)	Dec. 31, 2017 USD ($)
Derivative [Line Items]
Floor rate	1.00%
Designated as Hedging Instrument
Derivative [Line Items]
Floor rate	0.00%
Designated as Hedging Instrument | 1.48%
Derivative [Line Items]
Notional Amount	$ 750,000,000
Interest Rate Paid	1.48%
Designated as Hedging Instrument | 1.15%
Derivative [Line Items]
Notional Amount	$ 750,000,000
Interest Rate Paid	1.15%
Designated as Hedging Instrument | 1.65%
Derivative [Line Items]
Notional Amount	$ 750,000,000
Interest Rate Paid	1.65%
Designated as Hedging Instrument | 2.08%
Derivative [Line Items]
Notional Amount	$ 750,000,000
Interest Rate Paid	2.08%
Designated as Hedging Instrument | 1.86%
Derivative [Line Items]
Notional Amount	$ 750,000,000
Interest Rate Paid	1.86%
Derivatives Not Designated as Hedging Instruments | 2.19%
Derivative [Line Items]
Notional Amount	$ 750,000,000
Interest Rate Paid	2.19%
Derivatives Not Designated as Hedging Instruments | 1.18%
Derivative [Line Items]
Notional Amount	$ 750,000,000
Interest Rate Received	1.18%
Derivatives Not Designated as Hedging Instruments | 2.61%
Derivative [Line Items]
Notional Amount	$ 750,000,000
Interest Rate Paid	2.61%
Derivatives Not Designated as Hedging Instruments | 1.67%
Derivative [Line Items]
Notional Amount	$ 750,000,000
Interest Rate Received	1.67%